SHAREHOLDERS' EQUITY (DEFICIENCY) (Narrative - Share Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Sep. 30, 2014
Shareholders' equity (deficiency) [Line Items]
Share-based compensation expense	$ 5,179	$ 215	$ 113
General and administrative [Member]
Shareholders' equity (deficiency) [Line Items]
Share-based compensation expense	507	95	70
Research and development, net [Member]
Shareholders' equity (deficiency) [Line Items]
Share-based compensation expense	4,364	73	25
CEO [Member]
Shareholders' equity (deficiency) [Line Items]
Options granted (in shares)				82,728
Exercise price (in dollars per share)				$ 1.32
Fair value of options granted				165
Right to receive of total proceeds (as a percent)				6.00%
CEO [Member] | General and administrative [Member]
Shareholders' equity (deficiency) [Line Items]
Share-based compensation expense					165
CEO [Member] | Research and development, net [Member]
Shareholders' equity (deficiency) [Line Items]
Share-based compensation expense					4,134
Options [Member]
Shareholders' equity (deficiency) [Line Items]
Shares reserved for future issuance	25,056	220,536
Vesting period	4 years
Weighted average grant date fair values (in dollars per share)	$ 11.00	$ 4.74	$ 2.03
Total intrinsic value of options exercised	38
Options granted (in shares)	270,561	484,758	421,830
Exercise price (in dollars per share)	$ 0.91
RSU [Member]
Shareholders' equity (deficiency) [Line Items]
Weighted average grant date fair values (in dollars per share)	$ 20.77
Unrecognized compensation cost	$ 6,399	$ 2,668
Period of recognition of unrecognized compensation cost	4 years